Nature of operations, corporate history, and going concern and management plans	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of operations, corporate history, and going concern and management plans
1 Nature of operations, corporate history, and going concern and management plans
Nature of operations
Kintara Therapeutics, Inc., a Nevada corporation (“Kintara” or, the “Company”) is a clinical-stage drug development company with a focus on the development of novel cancer therapies for patients with unmet medical needs. The Company is developing one late-stage therapeutic -
REM-001
for cutaneous metastatic breast cancer (“CMBC”). In order to accelerate the Company’s development timelines, it leverages existing preclinical and clinical data from a wide range of sources. The Company may seek marketing partnerships in order to potentially offset clinical costs and to generate future royalty revenue from approved indications of its current and future product candidates.
Merger with TuHURA Biosciences, Inc.
On April 2, 2024, the Company entered into a definitive Agreement and Plan of Merger with TuHURA Biosciences, Inc., a Delaware corporation (“TuHURA”), and Kayak Mergeco, Inc., a Delaware corporation wholly owned subsidiary the Company (“Merger Sub”), for an all-stock
merger transaction (the “Merger”) forming a company with expertise and resources to advance a risk diversified late-stage oncology pipeline (the “Merger Agreement”). The Merger Agreement provided that, upon completion of the Merger, the former TuHURA stockholders would own the majority of the shares of the Company. The Merger and other transactions contemplated by the Merger Agreement closed on October 18, 2024 (see note 10). Unless context otherwise requires, the use of “we,” “us,” “our,” and the “Company” in this Report refers to Kintara Therapeutics, Inc., a Nevada corporation pre-Merger
and its wholly owned subsidiaries.
Corporate history
The Company is a Nevada corporation formed on June 24, 2009, under the name Berry Only, Inc. On January 25, 2013, the Company entered into and closed an exchange agreement (the “Exchange Agreement”), with Del Mar Pharmaceuticals (BC) Ltd. (“Del Mar (BC)”), 0959454 B.C. Ltd. (“Callco”), and 0959456 B.C. Ltd. (“Exchangeco”) and the security holders of Del Mar (BC). Upon completion of the Exchange Agreement, Del Mar (BC) became a wholly-owned subsidiary of the Company (the “Reverse Acquisition”).
On August 19, 2020, the Company completed its merger with Adgero Biopharmaceuticals Holdings, Inc., a Delaware corporation (“Adgero”) in which Adgero continued its existence under Delaware law and became a direct, wholly-owned subsidiary of the Company. Following the completion of the merger, the Company changed its name from DelMar Pharmaceuticals, Inc. to Kintara Therapeutics, Inc. and began trading on The Nasdaq Capital Market LLC (“Nasdaq”) under the symbol “KTRA”.
Kintara Therapeutics, Inc. is the parent company of Del Mar (BC), a British Columbia, Canada corporation and Adgero, which are clinical-stage companies with a focus on the development of drugs for the treatment of cancer. The Company is also the parent company to Callco and Exchangeco which are British Columbia, Canada corporations. Callco and Exchangeco were formed to facilitate the Reverse Acquisition. In connection with the Adgero merger, the Company also became the parent company of Adgero Biopharmaceuticals, Inc. (“Adgero Bio”), formerly a wholly-owned subsidiary of Adgero.
On October 18, 2024, the Company completed its merger with TuHURA and Merger Sub pursuant to the terms of the Merger Agreement. In connection with the Merger, Merger Sub merged with and into TuHURA with TuHURA surviving the Merger as a wholly owned subsidiary of the Company. Following the completion of the Merger, the Company changed its corporate name to “TuHURA Biosciences, Inc.”

References to the Company refer to the Company and its wholly-owned subsidiaries.
Going concern and management plans
These condensed consolidated interim financial statements have been prepared on a going concern basis which assumes that the Company will continue its operations for the foreseeable future and contemplates the realization of assets and the settlement of liabilities in the normal course of business.
For the three months ended September 30, 2024, the Company reported a loss of $2,161 and a negative cash flow from operations of $1,889. The Company had an accumulated deficit of $162,052 and had cash and cash equivalents of $3,020 as of September 30, 2024. The Company is in the clinical stage and has not generated any revenues to date. The Company does not have the prospect of achieving revenues until such time that its product candidate is commercialized, or partnered, which may not ever occur. On August 2, 2022, the Company entered into a stock purchase agreement under which the Company has issued 19 shares of common stock for $2,008 in net proceeds as of September 30, 2024. In addition, on June 28, 2023, the Company announced that it had been awarded approximately $2,000 in grant funding to be received over a two-year
period for its
REM-001
project. During the year ended June 30, 2024, the Company issued an additional 1,519 shares of common stock for net proceeds of $10,471 from its at-the-market
(“ATM”) facility, and announced that it is suspending the development of
VAL-083.
Even with the proceeds from the grant funding, the stock purchase financing, and the ATM sales, the Company will require additional funding to maintain its clinical trials, research and development projects, and for general operations.
These circumstances indicate substantial doubt exists about the Company’s ability to continue as a going concern within one year from the date of filing of these condensed consolidated interim financial statements.
On October 18, 2024, the Company completed the Merger with TuHURA, on and subject to the terms of the Merger Agreement (Note 11).
Consequently, management is pursuing various financing alternatives to fund the Company’s operations so it can continue as a going concern. Management plans to continue to pursue opportunities to secure the necessary financing through the issue of new equity, including debt, entering into strategic partnership arrangements, and/or pursuing additional strategic transactions. However, the Company’s ability to raise additional capital could be affected by various risks and uncertainties including, but not limited to, global unrest. The Company may not be able to raise sufficient additional capital and may need to tailor its drug candidate development programs based on the amount of funding the Company is able to raise in the future. Nevertheless, there is no assurance that these initiatives will be successful.
These condensed consolidated interim financial statements do not give effect to any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern, that may or may not be material to these condensed consolidated interim financial statements.

1	Nature of operations, corporate history, and going concern and management plans
Nature of operations
Kintara Therapeutics, Inc. (the “Company”) is a clinical-stage drug development company with a focus on the development of novel cancer therapies for patients with unmet medical needs. The Company is developing one late-stage therapeutic -
REM-001
for cutaneous metastatic breast cancer (“CMBC”). In order to accelerate the Company’s development timelines, it leverages existing preclinical and clinical data from a wide range of sources. The Company may seek marketing partnerships in order to potentially offset clinical costs and to generate future royalty revenue from approved indications of its current and future product candidates.
Corporate history
The Company is a Nevada corporation formed on June 24, 2009, under the name Berry Only, Inc. On January 25, 2013, the Company entered into and closed an exchange agreement (the “Exchange Agreement”), with Del Mar Pharmaceuticals (BC) Ltd. (“Del Mar (BC)”), 0959454 B.C. Ltd. (“Callco”), and 0959456 B.C. Ltd. (“Exchangeco”) and the security holders of Del Mar (BC). Upon completion of the Exchange Agreement, Del Mar (BC) became a wholly-owned subsidiary of the Company (the “Reverse Acquisition”).
On August 19, 2020, the Company completed its merger with Adgero Biopharmaceuticals Holdings, Inc., a Delaware corporation (“Adgero”) in which Adgero continued its existence under Delaware law and became a direct, wholly-owned subsidiary of the Company. Following the completion of the merger, the Company changed its name from DelMar Pharmaceuticals, Inc. to Kintara Therapeutics, Inc. and began trading on The Nasdaq Capital Market LLC (“Nasdaq”) under the symbol “KTRA”.
Kintara Therapeutics, Inc. is the parent company of Del Mar (BC), a British Columbia, Canada corporation and Adgero which are clinical-stage companies with a focus on the development of drugs for the treatment of cancer. The Company is also the parent company to Callco and Exchangeco which are British Columbia, Canada corporations. Callco and Exchangeco were formed to facilitate the Reverse Acquisition. In connection with the Adgero merger, the Company also became the parent company of Adgero Biopharmaceuticals, Inc. (“Adgero Bio”), formerly a wholly-owned subsidiary of Adgero.
References to the Company refer to the Company and its wholly-owned subsidiaries.
Going concern and management plans
These condensed consolidated interim financial statements have been prepared on a going concern basis which assumes that the Company will continue its operations for the foreseeable future and contemplates the realization of assets and the settlement of liabilities in the normal course of business.
For the six months ended December 31, 2023, the Company reported a loss of $3,985 and a negative cash flow from operations of $3,434. The Company had an accumulated deficit of $155,537 and had cash and cash equivalents of $658 as of December 31, 2023. The Company is in the clinical stage and has not generated any revenues to date. The Company does not have the prospect of achieving revenues until such time that its product candidate is commercialized, or partnered, which may not ever occur. On August 2, 2022, the Company entered into a stock purchase agreement under which the Company has issued 662 shares of common stock for $2,008 in net proceeds as of December 31, 2023. In addition, on June 28, 2023, the Company announced that it had been awarded approximately $2.0 million in grant funding to be received over a two-year
period for its
REM-001
project. During the six months ended December 31, 2023, the Company issued an additional 8,013 shares of common stock for net proceeds of $2,579 from its at-the-market
(“ATM”) facility, and announced that it is suspending the development of
VAL-083.
Even with the proceeds from the grant funding, the stock purchase financing, and the ATM sales, the Company will require additional funding to maintain its clinical trials, research and development projects, and for general operations. These circumstances indicate substantial doubt exists about the Company’s ability to continue as a going concern within one year from the date of filing of these condensed consolidated interim financial statements.
Consequently, management is pursuing various financing alternatives to fund the Company’s operations so it can continue as a going concern. Management plans to continue to pursue opportunities to secure the necessary financing through the issue of new equity, including its ATM facility, debt, and/or entering into strategic partnership arrangements. However, the Company’s ability to raise additional capital could be affected by various risks and uncertainties including, but not limited to, global unrest. The Company may not be able to raise sufficient additional capital and may need to tailor its drug candidate development programs based on the amount of funding the Company is able to raise in the future. Nevertheless, there is no assurance that these initiatives will be successful.
These condensed consolidated interim financial statements do not give effect to any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.

1. Nature of operations, corporate history, and going concern and management plans
Nature of operations
Kintara Therapeutics, Inc. (the “Company”) is a clinical-stage drug development company with a focus on the development of novel cancer therapies for patients with unmet medical needs. The Company is developing one late-stage therapeutics -
REM-001
for cutaneous metastatic breast cancer (“CMBC”). In order to accelerate the Company’s development timelines, it leverages existing preclinical and clinical data from a wide range of sources. The Company may seek marketing partnerships in order to potentially offset clinical costs and to generate future royalty revenue from approved indications of its product candidates.
Corporate history
The Company is a Nevada corporation formed on June 24, 2009, under the name Berry Only, Inc. On January 25, 2013, the Company entered into and closed an exchange agreement (the “Exchange Agreement”), with Del Mar Pharmaceuticals (BC) Ltd. (“Del Mar (BC)”), 0959454 B.C. Ltd. (“Callco”), and 0959456 B.C. Ltd. (“Exchangeco”) and the security holders of Del Mar (BC). Upon completion of the Exchange Agreement, Del Mar (BC) became a wholly-owned subsidiary of the Company (the “Reverse Acquisition”).
On August 19, 2020, the Company completed its merger with Adgero Biopharmaceuticals Holdings, Inc., a Delaware corporation (“Adgero”) in which Adgero continued its existence under Delaware law and became a direct, wholly-owned subsidiary of the Company. Following the completion of the merger, the Company changed its name from DelMar Pharmaceuticals, Inc. to Kintara Therapeutics, Inc. and began trading on The Nasdaq Capital Market LLC (“Nasdaq”) under the symbol “KTRA”.
Kintara Therapeutics, Inc. is the parent company of Del Mar (BC), a British Columbia, Canada corporation and Adgero which are clinical-stage companies with a focus on the development of drugs for the treatment of cancer. The Company is also the parent company to Callco and Exchangeco which are British Columbia, Canada corporations. Callco and Exchangeco were formed to facilitate the Reverse Acquisition. In connection with the Adgero merger, the Company also became the parent company of Adgero Biopharmaceuticals, Inc. (“Adgero Bio”), formerly a wholly-owned subsidiary of Adgero. The Company is also the parent company to Kayak Mergeco, Inc. (“Kayak Mergeco”), a Delaware company, formed to facilitate the proposed merger with TuHURA Biosciences, Inc. as described below.
References to the Company refer to the Company and its wholly-owned subsidiaries.
Going concern and management plans
These consolidated financial statements have been prepared on a going concern basis which assumes that the Company will continue its operations for the foreseeable future and contemplates the realization of assets and the settlement of liabilities in the normal course of business.
For the year ended June 30, 2024, the Company reported a loss of $8,320 and a negative cash flow from operations of $7,176. The Company had an accumulated deficit of $159,876 and had cash and cash equivalents of $4,909 as of June 30, 2024. The Company is in the clinical stage and has not generated any revenues to date. The Company does not have the prospect of achieving revenues until such time that its product candidates are commercialized, or partnered, which may not ever occur. On August 2, 2022, the Company entered into a stock purchase agreement under which the Company has issued 662 shares of common stock for $2,008 in net proceeds as of June 30, 2024. In addition, on June 28, 2023, the Company announced that it had been awarded approximately $2,000 in grant funding to be received over a two-year
period for its
REM-001
project. During the year ended June 30, 2024, the Company issued an additional 53,151 shares of common stock for net proceeds of $10,471 from its at-the-market
(“ATM”) facility, issued an additional 400 shares of common stock for net proceeds of $105 from its Lincoln Park Purchase Agreement (Note 8), and announced that it is suspending the development of
VAL-083.
Even with the proceeds from the grant funding, the stock purchase financing, and the ATM sales, the Company will require additional funding to maintain its clinical trials, research and development projects, and for general operations.
These circumstances indicate substantial doubt exists about the Company’s ability to continue as a going concern within one year from the date of filing of these condensed consolidated interim financial statements.
On April 2, 2024, the Company entered into a merger agreement with TuHURA Biosciences, Inc.
Consequently, management is pursuing various financing alternatives to fund the Company’s operations so it can continue as a going concern. Management plans to continue to pursue opportunities to secure the necessary financing through the issue of new equity, debt, and/or entering into strategic partnership arrangements. However, the Company’s ability to raise additional capital could be affected by various risks and uncertainties including, but not limited to, global unrest. The Company may not be able to raise sufficient additional capital and may tailor its drug candidate development programs based on the amount of funding the Company is able to raise in the future. Nevertheless, there is no assurance that these initiatives will be successful.
These consolidated financial statements do not give effect to any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.
Merger with TuHURA Biosciences, Inc.
On April 2, 2024, the Company, Kayak Mergeco, a wholly-owned subsidiary of Kintara incorporated in the State of Delaware, and TuHURA Biosciences, Inc., a Delaware corporation (“TuHURA”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which Kayak Mergeco will merge with and into TuHURA, with TuHURA surviving the merger and becoming a direct, wholly-owned subsidiary of the Company (the “Merger”). Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (i) each then-outstanding share of TuHURA common stock, par value $0.001 per share (the “TuHURA Common Stock”) (other than any shares held in treasury and Dissenting Shares (as defined in the Merger Agreement)) will be converted into shares of the Company’s common stock equal to the Exchange Ratio, as such term is defined in the Merger Agreement, (ii) each then-outstanding TuHURA stock option will be assumed and converted into an option to purchase shares of the Company’s common stock, subject to certain adjustments as set forth in the Merger Agreement, and (iii) each then-outstanding warrant to purchase shares of TuHURA Common Stock (the “TuHURA Warrants”) will be assumed and converted into and exchangeable for a warrant of like tenor entitling the holder to purchase shares of the Company’s common stock, subject to certain adjustments as set forth in the Merger Agreement. In addition to the foregoing, the Merger Agreement provides that, at the closing of the Merger, the corporate name of the Company will be changed to “TuHURA Biosciences, Inc.” Existing Company stockholders will receive contingent value rights (“CVR”), entitling them to receive shares of the Company’s common stock upon achievement of enrollment of a minimum of 10 patients in the
REM-001
clinical trial, with such patients each completing 8 weeks of follow-up
on or before December 31, 2025.
Under the terms of the Merger Agreement, on a pro forma basis, post-merger Company stockholders are expected to collectively own approximately 2.85%, or approximately 5.45% including the shares underlying the CVR, of the common stock of the post-merger combined company on a pro forma fully diluted basis. TuHURA stockholders are expected to collectively own approximately 97.15%, or 94.55% assuming the distribution of the CVR shares, of the common stock of the combined company on a pro forma fully diluted basis.

The transaction is anticipated to close in the fourth calendar quarter of 2024 and remains subject to regulatory approval as of October 7, 2024.
Termination Fees Payable by Kintara
If the Merger Agreement is terminated by either the Company or TuHURA under certain circumstances, the Company must pay TuHURA a termination fee of $1,000.
If TuHURA terminates the Merger Agreement under certain circumstances, the Company must reimburse TuHURA for expenses incurred by TuHURA in connection with the Merger Agreement and the transactions contemplated thereby, up to a maximum of $750.
Termination Fees Payable by TuHURA
If the Merger Agreement is terminated by either the Company or TuHURA under certain circumstances, TuHURA must pay the Company a termination fee of $1,000.
If the Company terminates the Merger Agreement under certain circumstances, TuHURA must reimburse the Company for expenses incurred by the Company in connection with the Merger Agreement and the transactions contemplated thereby, up to a maximum of $750.